Note 20 - Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
20	Trade and other receivables

	2019	2018

Bullion revenue receivable	2,987	2,695
VAT receivables	1,765	2,743
Deferred consideration on the disposal of subsidiary	1,991	-
Deposits for stores and equipment and other receivables	169	954
	6,912	6,392

The Group's exposure to credit and currency risks, and impairment losses related to trade and other receivables is disclosed in notes
7
and
31.
The net carrying value of trade receivables is considered a reasonable approximation of fair value and are short-term in nature. Refer to note
22.1
for terms of deferred consideration on the disposal of subsidiary.
No
provision for expected credit losses were recognised as all scheduled payments were received up to the date of approval of these financial statements and non-payment of Trade and other receivables were not
foreseen.